Segment Reporting - Financials (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)
Segment Reporting
Number of reportable segments | segment	3
Revenue
Revenue from royalty, streams and working interests	$ 1,808.6	$ 1,104.7
Interest revenue	14.2	8.3
Other interest income (Note 7)		0.6
Total revenue	1,822.8	1,113.6
Expenses
Costs of sales	168.8	129.0
Depletion and depreciation	306.7	225.3
Gross profit	1,347.3	759.3
Other operating expenses (income)
General and administrative expenses	35.3	32.9
Share-based compensation expense	16.9	8.0
Cobre Panama arbitration expense	5.8	6.3
Impairment reversal	(4.8)
Gain on sale of gold and silver bullion (Note 8)	(54.3)	(7.9)
Foreign exchange (gain) loss and other (income) expenses	(36.7)	20.7
Income before finance items and income taxes	1,390.9	705.9
Finance items
Finance income	28.2	60.6
Finance expenses	(3.1)	(2.6)
Net income before income taxes	1,416.0	763.9
Operating Segments
Revenue
Revenue from royalty, streams and working interests	1,808.6	1,104.7
Interest revenue	14.2	8.3
Other interest income (Note 7)		0.6
Total revenue	1,822.8	1,113.6
Expenses
Costs of sales	168.8	129.0
Depletion and depreciation	306.1	224.7
Gross profit	1,347.9	759.9
Other operating expenses (income)
General and administrative expenses	35.3	32.9
Share-based compensation expense	16.9	8.0
Impairment losses	(4.8)
Gain on disposal of royalty interests		(0.3)
Gain on sale of gold and silver bullion (Note 8)	(54.3)	(7.9)
Depreciation	0.6	0.6
Foreign exchange (gain) loss and other (income) expenses	(36.7)	20.7
Income before finance items and income taxes	1,390.9	705.9
Finance items
Finance income	28.2	60.6
Finance expenses	(3.1)	(2.6)
Net income before income taxes	1,416.0	763.9
Operating Segments | Precious metals
Revenue
Revenue from royalty, streams and working interests	1,548.7	853.0
Interest revenue	14.2	8.3
Other interest income (Note 7)		0.6
Total revenue	1,562.9	861.9
Expenses
Costs of sales	156.3	116.7
Depletion and depreciation	225.6	150.5
Gross profit	1,181.0	594.7
Operating Segments | Other mining
Revenue
Revenue from royalty, streams and working interests	56.1	58.7
Total revenue	56.1	58.7
Expenses
Costs of sales	0.1	0.1
Depletion and depreciation	14.9	11.6
Gross profit	41.1	47.0
Operating Segments | Energy
Revenue
Revenue from royalty, streams and working interests	203.8	193.0
Total revenue	203.8	193.0
Expenses
Costs of sales	12.4	12.2
Depletion and depreciation	65.6	62.6
Gross profit	$ 125.8	$ 118.2